Statement of Cash Flows - Summary of Acquisitions/Divestments of Subsidiaries and Other Operations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	kr (397)	kr (1,515)	kr (51,995)
Divestments	86	(625)	307
Cash flow from business combination [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(141)	(1,309)	(51,734)
Divestments	0	(633)	20
Acquisitions/divestments of other investments/associates [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(256)	(206)	(261)
Divestments	kr 86	kr 8	kr 287